Fair Value (Nonrecurring Fair Value Measurements) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Level 3 | Mortgage loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value After Measurement	$ 40	$ 94	$ 175
Level 3 | Other limited partnership interests
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value After Measurement	57	109	71
Nonrecurring | Mortgage loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (Losses)	(1)	2	24
Nonrecurring | Other limited partnership interests
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (Losses)	$ (31)	$ (70)	$ (40)